                                                                           LOGO

July 21, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Putnam Capital Manager Trust Separate Account Two
         File No. 333-95789

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

         2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 17, 2000.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5445.

Sincerely,

/s/ Christopher M. Grinnell

Christopher M. Grinnell